Dividends (Tables)	6 Months Ended
Jun. 30, 2024
Disclosure Cash Dividends [Abstract]
Schedule of Dividends	Dividends declared were as follows:

	Three months ended June 30
	2024				2023
	Dividend		Dividend per share		Dividend		Dividend per share
Common shares		$83,740		$0.1085		$75,379		$0.1085
Series A preferred shares	C$	1,973	C$	0.4110	C$	1,549	C$	0.3226
Series D preferred shares	C$	1,713	C$	0.4283	C$	1,273	C$	0.3182

	Six months ended June 30
	2024				2023
	Dividend		Dividend per share		Dividend		Dividend per share
Common shares		$159,207		$0.2170		$150,765		$0.2170
Series A preferred shares	C$	3,946	C$	0.8220	C$	3,097	C$	0.6453
Series D preferred shares	C$	2,986	C$	0.7465	C$	2,546	C$	0.6364